Restatement	12 Months Ended
Feb. 29, 2012
Accounting Changes and Error Corrections [Abstract]
Restatement

15.	Restatement

The consolidated financial statements for the year ended February 28, 2010 have been restated to account for the accounting for warrants that were issued in connection with a previous private placement. The exercise price of these warrants is denominated in United States dollars, which differs from the Company’s functional currency (Canadian dollars) and therefore these warrants cannot be considered to be indexed to the Company’s own stock. Accordingly the fair value of the warrants must be accounted for as a derivative liability with changes in fair value recorded in the consolidated statement of operations.

The effect of the resulting adjustments on the company’s consolidated financial statements for the year ended February 28, 2010 is as follows:

	As previously reported	Adjustment	As Restated
Consolidated Balance Sheet as at February 28, 2010
Current derivative liabilities	$-	$8,939	$8,939
Non-current derivative liabilities	-	475,419	475,419
Capital stock	15,259,388	(1,852,080)	13,407,308
Deficit, accumulated during the exploration stage	(8,339,460)	1,367,722	(6,971,738)

Consolidated Statement of Operations and Comprehensive Loss for the year end February 28, 2010
Fair value adjustment of derivative liabilities	-	(343,588)	(343,588)
Net loss	(409,573)	343,588	(65,985)
Loss per share	(0.01)	0.01	(0.00)

The fair value adjustment on derivative liabilities has no effect on the Company’s consolidated statement of cash flows for the year end February 28, 2010.